INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Allowance for doubtful accounts	$ 12,270	$ 4,083
Amortization of intangible assets and concession fees	1,163	1,606
Net operating loss carry forwards	51,769	30,697
Valuation allowance	(65,202)	(36,386)
Deferred tax assets - Non-current
Total deferred tax assets	0	0
Deferred tax liabilities:
Total deferred tax liabilities	0	0
Deferred Tax Assets, Net	$ 0	$ 0